Segment information (Tables)	12 Months Ended
Jun. 30, 2022
Description Of Segment Information Explanatory Abstract
Schedule of selected P&L, assets & liabilities information by segment
	2022
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	1,168,137	6,450	720,883	25,242	378,919	31,507	5,136	-
Gain from sale of farm	251,534	251,534	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	549,764	-	313,944	7,122	227,717	968	13	-
Reversal of provision for agricultural products after harvest	(50,822)	-	(49,244)	(1,576)	-	-	(2)	-
Cost of sales	(1,142,688)	(4,536)	(720,236)	(24,967)	(352,519)	(27,948)	(12,482)	-
Gross income	775,925	253,448	265,347	5,821	254,117	4,527	(7,335)	-
Operating income (expenses)
Selling expenses	(43,578)	-	(33,359)	(794)	(1,260)	(970)	(7,195)	-
General and administrative expenses	(55,968)	-	-	-	-	-	-	(55,968)
Other operating income	13,829	-	-	-	-	-	-	13,829
Equity pickup	(31)	-	-	-	-	-	-	(31)
Operating income (loss)	690,177	253,448	231,988	5,027	252,857	3,557	(14,530)	(42,170)
Net financial income
Financial income	955,783	356,337	423,883	17,490	11,363	3,054	-	143,656
Financial expenses	(1,008,643)	(324,297)	(497,102)	(25,924)	(8,127)	(2,746)	-	(150,447)
Net income (loss) before taxes	637,317	285,488	158,769	(3,407)	256,093	3,865	(14,530)	(48,961)
Income and social contribution taxes	(117,217)	(18,277)	(53,981)	1,158	(87,072)	(1,314)	4,940	37,329
Net income (loss) for the year	520,100	267,211	104,788	(2,249)	169,021	2,551	(9,590)	(11,632)
Total assets	3,345,263	1,691,599	402,120	38,625	274,605	69,749	144,916	723,649
Total liabilities	1,129,215	290,399	101,239	1,393	35,093	-	-	701,091

	2021
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	662,952	11,365	330,417	27,771	264,978	28,966	(545)	-
Gain from sale of farm	53,097	53,097	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	527,348	-	348,307	30,051	142,302	10,234	(3,546)	-
Reversal of provision for agricultural products after harvest	(22,728)	-	(22,728)	-	-	-	-	-
Cost of sales	(729,145)	(1,874)	(431,126)	(37,082)	(231,543)	(25,596)	(1,924)	-
Gross income	491,524	62,588	224,870	20,740	175,737	13,604	(6,015)	-
Operating income (expenses)
Selling expenses	(27,951)	(491)	(26,073)	(289)	(563)	(535)	-	-
General and administrative expenses	(46,852)	-	-	-	-	-	-	(46,852)
Other operating income	(22,613)	-	-	-	-	-	-	(22,613)
Equity pickup	11	-	-	-	-	-	-	11
Operating income (loss)	394,119	62,097	198,797	20,451	175,174	13,069	(6,015)	(69,454)
Net financial income
Financial income	849,623	269,001	524,696	3,253	3,406	4,113	-	45,154
Financial expenses	(945,611)	(233,339)	(601,953)	(7,431)	(8,929)	(7,273)	-	(86,686)
Net income (loss) before taxes	298,131	97,759	121,540	16,273	169,651	9,909	(6,015)	(110,986)
Income and social contribution taxes	19,515	(10,762)	(41,324)	(5,533)	(57,681)	(3,369)	2,045	136,139
Net income (loss) for the year	317,646	86,997	80,216	10,740	111,970	6,540	(3,970)	25,153
Total assets	3,428,318	1,486,493	392,283	25,289	218,017	47,587	33,238	1,225,411
Total liabilities	1,245,717	251,423	283,420	2,563	61,992	-	-	646,319

	2020
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	487,568	14,680	233,413	13,052	192,942	32,674	807	-
Gain from sale of farm	61,420	61,420	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	160,371	-	86,373	1,373	75,861	(1,298)	(1,938)	-
Reversal of provision for agricultural products after harvest	(4,153)	-	(4,153)	-	-	-	-	-
Cost of sales	(483,813)	(4,876)	(245,805)	(13,529)	(184,811)	(32,436)	(2,356)	-
Gross income	221,393	71,224	69,828	896	83,992	(1,060)	(3,487)	-
Operating income (expenses)
Selling expenses	(14,300)	3,731	(16,247)	(282)	(1,136)	(366)	-	-
General and administrative expenses	(43,890)	-	-	-	-	-	-	(43,890)
Other operating income	1,231	-	-	-	-	-	-	1,231
Equity pickup	(150)	-	-	-	-	-	-	(150)
Operating income (loss)	164,284	74,955	53,581	614	82,856	(1,426)	(3,487)	(42,809)
Net financial income
Financial income	375,413	146,161	11,325	886	-	-	23,053	193,988
Financial expenses	(406,168)	(133,795)	(39,362)	(3,651)	(4,828)	(1,532)	(43,175)	(179,825)
Net income (loss) before taxes	133,529	87,321	25,544	(2,151)	78,028	(2,958)	(23,609)	(28,646)
Income and social contribution taxes	(13,975)	(6,722)	(8,685)	731	(26,530)	1,006	8,027	18,198
Net income (loss) for the year	119,554	80,599	16,859	(1,420)	51,498	(1,952)	(15,582)	(10,448)
Total assets	2,044,368	1,171,762	226,733	17,224	161,706	35,905	26,678	404,360
Total liabilities	922,799	161,609	220,751	-	73,290	-	-	467,149

Schedule of non current assets and revenue
	Brazil			Paraguay and Bolivia
	2022	2021	2020	2022	2021	2020
Net revenue	1,077,731	616,611	467,658	90,406	46,341	22,570
Non-current	925,019	865,060	853,957	429,042	387,754	275,957